Schedule of Debt (Details)	3 Months Ended		12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CAD	Sep. 30, 2014 USD ($)	Sep. 30, 2014 CAD
Promissory Notes Payable Schedule Of Debt 1			$ 89,618
Promissory Notes Payable Schedule Of Debt 2				100,000
Promissory Notes Payable Schedule Of Debt 3			12.00%	12.00%
Promissory Notes Payable Schedule Of Debt 4			89,618
Promissory Notes Payable Schedule Of Debt 5			100,000
Promissory Notes Payable Schedule Of Debt 6			77,679
Promissory Notes Payable Schedule Of Debt 7				86,677
Promissory Notes Payable Schedule Of Debt 8			12.00%	12.00%
Promissory Notes Payable Schedule Of Debt 9			77,679
Promissory Notes Payable Schedule Of Debt 10			84,060
Promissory Notes Payable Schedule Of Debt 11			24,768
Promissory Notes Payable Schedule Of Debt 12				27,639
Promissory Notes Payable Schedule Of Debt 13			12.00%	12.00%
Promissory Notes Payable Schedule Of Debt 14			24,768
Promissory Notes Payable Schedule Of Debt 15			26,803
Promissory Notes Payable Schedule Of Debt 16			192,065
Promissory Notes Payable Schedule Of Debt 17			210,863
Promissory Notes Payable Schedule Of Debt 18			(192,065)
Promissory Notes Payable Schedule Of Debt 19			(210,863)
Promissory Notes Payable Schedule Of Debt 20			0
Promissory Notes Payable Schedule Of Debt 21			0
Promissory Notes Payable Schedule Of Debt 1		100,000
Promissory Notes Payable Schedule Of Debt 2	12.00%	12.00%
Promissory Notes Payable Schedule Of Debt 3	0
Promissory Notes Payable Schedule Of Debt 4	89,618
Promissory Notes Payable Schedule Of Debt 5		86,677
Promissory Notes Payable Schedule Of Debt 6	12.00%	12.00%
Promissory Notes Payable Schedule Of Debt 7	74,543
Promissory Notes Payable Schedule Of Debt 8	77,679
Promissory Notes Payable Schedule Of Debt 9		27,639
Promissory Notes Payable Schedule Of Debt 10	12.00%	12.00%
Promissory Notes Payable Schedule Of Debt 11	23,769
Promissory Notes Payable Schedule Of Debt 12	24,768
Promissory Notes Payable Schedule Of Debt 13	98,312
Promissory Notes Payable Schedule Of Debt 14	192,065
Promissory Notes Payable Schedule Of Debt 15	(98,312)
Promissory Notes Payable Schedule Of Debt 16	(192,065)
Promissory Notes Payable Schedule Of Debt 17	0
Promissory Notes Payable Schedule Of Debt 18	$ 0